CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Accounts payables	¥ 110,003	$ 15,730	¥ 145,148
Payroll payable	294,824	42,159	264,520
Contract liabilities	847,707	121,220	961,024
Taxes payable	43,515	6,223	37,603
Accrued liabilities and other payables	738,045	105,540	638,660
Long-term lease liabilities	18,840	2,694	25,566
Other non-current liabilities	¥ 28,802	$ 4,119	¥ 18,189
Ordinary shares outstanding | shares	118,627,161	118,627,161	117,544,201
Common Stock Shares Issued Not Disclosed	true	true	true
NetEase Group [Member]
Amounts due to NetEase Group and Youdao Group	¥ 22,818	$ 3,263	¥ 21,997
Class A ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized | shares	200,000,000	200,000,000	200,000,000
Ordinary shares outstanding | shares	30,638,801	30,638,801	29,255,841
Class B ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares outstanding | shares	87,988,360	87,988,360	88,288,360
VIEs [Member]
Accounts payables	¥ 45,085		¥ 45,358
Payroll payable	27,824		28,009
Contract liabilities	748,455		856,003
Taxes payable	19,048		16,491
Accrued liabilities and other payables	331,137		210,531
Long-term lease liabilities	16,320		14,555
Other non-current liabilities	15,127		13,907
VIEs [Member] | NetEase Group [Member]
Amounts due to NetEase Group and Youdao Group	¥ 3,352		¥ 3,959